Interim Condensed Consolidated Balance Sheets (Unaudited) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	$ 9,530	¥ 68,300	¥ 25,112
Restricted cash	5	37	767
Accounts receivable, net	502	3,597	4,150
Inventory, net	39,009	279,400	207,390
Loans recognized as a result of payments under guarantees, net of provision for credit losses of RMB10,337 and RMB7,995 as of March 31, 2023 and 2024, respectively
Other receivables, net of provision for credit losses of RMB26,541 and RMB22,739 as of March 31, 2023 and 2024, respectively	1,825	13,077	14,998
Prepaid expenses and other current assets	11,599	83,087	86,977
Total current assets	62,470	447,511	339,394
Non-current assets:
Property, equipment and software, net	10,539	75,499	71,420
Finance lease right-of-use assets, net	186,067	1,332,908	1,346,728
Operating lease right-of-use assets, net	26,213	187,781	194,388
Total non-current assets	222,819	1,596,188	1,612,536
Total assets	285,289	2,043,699	1,951,930
Current liabilities
Accounts payable	10,537	75,485	81,584
Other payables and other current liabilities	38,923	278,826	306,391
Current portion of finance lease liabilities	8,085	57,921	183,852
Current portion of operating lease liabilities	2,226	15,943	14,563
Total current liabilities	90,703	649,757	762,006
Non-current liabilities
Consideration payable to WeBank	905	6,485	27,237
Finance lease liabilities	164,448	1,178,042	1,141,118
Operating lease liabilities	24,506	175,552	180,920
Total non-current liabilities	191,859	1,374,396	1,403,188
Total liabilities	282,562	2,024,153	2,165,194
Mezzanine equity
Redeemable non-controlling interests	42,536	304,709	154,977
Total Mezzanine equity	42,536	304,709	154,977
Shareholders’ deficit
Ordinary shares (US$0.0001 par value, 190,100,000,000 and 190,100,000,000 shares authorized as of December 31, 2024 and June 30, 2025, respectively; 56,354,853,138 Class A ordinary shares and 61,809,943,258 Class A ordinary shares issued and outstanding as of December 31, 2024 and June 30, 2025, respectively; 40,809,861 Class B ordinary shares issued and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2024 and June 30, 2025, respectively)	6,105	43,733	39,816
Additional paid-in capital	2,682,169	19,213,990	19,007,948
Subscription receivable from shareholders	(8,441)	(60,467)	(60,467)
Accumulated other comprehensive income	31,801	227,809	227,718
Accumulated deficit	(2,751,395)	(19,700,000)	(19,583,017)
Total Uxin Limited shareholders’ deficit	(39,761)	(284,820)	(368,002)
Non-controlling interests	(48)	(343)	(239)
Total shareholders’ deficit	(39,809)	(285,163)	(368,241)
Total liabilities, mezzanine equity and shareholders’ deficit	285,289	2,043,699	1,951,930
Third Parties [Member]
Current liabilities
Short-term borrowing	30,932	221,582	174,616
Non-current liabilities
Long term borrowing	2,000	14,317
Related Party [Member]
Current liabilities
Short-term borrowing			1,000
Non-current liabilities
Long term borrowing			¥ 53,913